UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22048

Emerging Markets Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Emerging Markets Income Portfolio                                                                                                    as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Bonds & Notes — 51.7%

Security	Principal		U.S. $ Value
Brazil — 9.6%
Letra Tesouro Nacional, 0.00%, 1/1/09 (4)	BRL	2,200,000	$ 1,014,650
Nota Do Tesouro Nacional, 10.00%, 1/1/10 (4)	BRL	3,775,000	1,975,352
Nota Do Tesouro Nacional, 10.00%, 1/1/14 (4)	BRL	3,810,000	1,941,079
Total Brazil (identified cost $4,978,990)			$ 4,931,081
Czech Republic — 4.5%
Czech Republic, 3.55%, 10/18/12 (4)	CZK 12,300,000		$ 580,861
Czech Republic, 3.80%, 3/22/09	CZK 11,820,000		577,285
Czech Republic, 3.80%, 4/11/15	CZK 12,370,000		580,882
Czech Republic, 4.00%, 4/11/17 (4)	CZK 12,420,000		583,493
Total Czech Republic (identified cost $2,231,432)			$ 2,322,521
Egypt — 1.6%
Arab Republic of Egypt, 8.75%, 7/18/12 (1)(4)	EGP 4,500,000		$ 804,252
Total Egypt (identified cost $786,369)			$ 804,252
Hungary — 9.4%
Hungary Government Bond, 6.50%, 8/12/09	HUF 380,000,000		$ 2,043,457
Hungary Government Bond, 6.75%, 2/24/17	HUF 221,000,000		1,204,473
Hungary Government Bond, 7.25%, 6/12/12	HUF 277,000,000		1,536,015
Total Hungary (identified cost $4,831,910)			$ 4,783,945
Indonesia — 6.7%
Indonesia Government, 12.50%, 3/15/13 (4)	IDR 27,175,000,000		$ 3,428,912
Total Indonesia (identified cost $3,495,401)			$ 3,428,912
Kazakhstan — 0.8%
Kazakh Treasury Note, 0.00%, 10/12/07	KZT 51,456,000		$ 412,107
Total Kazakhstan (identified cost $418,216)			$ 412,107
Mexico — 9.7%
Mexican Fixed Rate Bonds, 9.00%, 12/24/09	MXN 22,100,000		$ 2,084,063
Mexican Fixed Rate Bonds, 9.00%, 12/22/11	MXN 15,500,000		1,488,094
Mexican Fixed Rate Bonds, 10.00%, 12/5/24	MXN 12,450,000		1,389,225
Total Mexico (identified cost $4,991,686)			$ 4,961,382

Poland — 4.4%
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	$ 703,425
Poland Government Bond, 6.00%, 5/24/09	PLN	2,350,000	861,786
Poland Government Bond, 6.25%, 10/24/15	PLN	1,800,000	679,867
Total Poland (identified cost $2,204,718)			$ 2,245,078
Turkey — 4.5%
Turkey Government Bond, 0.00%, 2/4/09	TRL	3,800,000	$ 2,320,750
Total Turkey (identified cost $2,338,947)			$ 2,320,750
Uruguay — 0.5%
Republic of Uruguay, 5.00%, 9/14/18 (3)(4)	UYU 5,234,887		$ 246,726
Total Uruguay (identified cost $246,329)			$ 246,726
Total Bonds & Notes (identified cost $26,523,998)			$ 26,456,754

Short-Term Investments — 46.4%

Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.86% (2)	$ 23,735	$ 23,735,262
Total Short-Term Investments (identified cost $23,735,262)		$ 23,735,262

Call Options Purchased — 0.1%

	Number of
	Contracts
Type of Contract	(000’s omitted)	Value
South Korean Won Call Option, Expires 7/28/2009, Strike Price 905.2 (4)	905,200	$ 19,217
Total Call options (identified cost $20,625)		$ 19,217

Put Options Purchased — 0.1%

Number of
Contracts
Type of Contract	(000’s omitted)	Value
South Korean Won Put Option, Expires 7/28/2009, Strike Price 905.2 (4)	905,200	$ 19,471
Total Put Options (identified cost $21,650)		$ 19,471
Total Options (identified cost $42,275)		$ 38,688
Total Investments — 98.2% (identified cost $50,301,535)		$ 50,230,704
Other Assets, Less Liabilities — 1.8%		$ 912,006
Net Assets — 100.0%		$ 51,142,710

BRL	—	Brazilian Real
CZK	—	Czech Koruna
EGP	—	Egyptian Pound
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
MXN	—	Mexican Peso
KZT	—	Kazakh Tenge
PLN	—	Polish Zloty
TRL	—	Turkish Lira
UYU	—	Uruguayan Peso
(1)

Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of the securities is $804,252 or 1.6% of the net assets.

(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007, was $143,018.

(3)		Bond pays a coupon of 5% on the face at the end of the payment period. Principal amount grows with the Uruguayan inflation rate. Original face of the bond is UYU 4,900,000.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

A summary of financial instruments at July 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In exchange for	(Depreciation)
8/02/07	Brazilian Real 22,013,000	United States Dollar 11,707,789	$ (62,295)
8/02/07	Canadian Dollar 975,000	United States Dollar 934,642	21,486
8/3/07	Chilean Peso 377,000,000	United States Dollar 722,915	910
8/02/07	Czech Republic Koruna 58,500,000	United States Dollar 2,857,841	(545)
8/02/07	New Zealand Dollar 530,000	United States Dollar 418,862	11,345
8/16/07	New Zealand Dollar 530,000	United States Dollar 407,332	307
8/03/07	Peruvian New Sol 2,300,000	United States Dollar 727,733	(24)
8/02/07	Polish Zloty 7,700,000	United States Dollar 2,784,810	2,968
8/02/07	Russian Ruble 23,200,000	United States Dollar 908,646	960
8/02/07	Slovakia Koruna 34,000,000	United States Dollar 1,395,244	323
			$ (24,565)

Purchases

			Net Unrealized
Settlement			Appreciation
Date(s)	In exchange for	Deliver	(Depreciation)
8/31/07	Botswana Pula 315,000	United States Dollar 50,810	$ (297)
8/02/07	Brazilian Real 22,013,000	United States Dollar 6,457,376	326,023
9/05/07	Brazilian Real 3,287,000	United States Dollar 1,727,454	20,029
8/03/07	Chilean Peso 377,000,000	United States Dollar 714,624	7,380
9/04/07	Chilean Peso 377,000,000	United States Dollar 722,915	(996)
8/02/07	Czech Republic Koruna 58,500,000	United States Dollar 2,754,471	103,915
9/04/07	Czech Republic Koruna 58,500,000	United States Dollar 2,863,857	645

8/02/07	Ghana Cedi 470,000	United States Dollar 505,648	$ (679)
7/21/08	Guatemala Quetzal 2,059,994	United States Dollar 263,866	(380)
8/06/07	Hungarian Forint 41,500,000	Euro 168,730	(5,021)
8/20/07	Icelandic Kroner 85,000,000	Euro 1,018,391	(10,335)
8/13/07	Indonesian Rupiah 13,401,445,663	United States Dollar 1,482,953	(30,589)
8/06/07	Indian Rupee 14,272,000	United States Dollar 352,047	1,333
10/05/07	Kenya Shilling 3,300,000	United States Dollar 49,412	(365)
8/14/07	Malaysian Ringgit 24,000,000	United States Dollar 6,970,665	(19,364)
10/02/07	Mauritius Rand 1,595,500	United States Dollar 49,984	1,583
8/16/07	New Mexican Peso 5,000,000	United States Dollar 463,542	(6,940)
8/2/07	New Zealand Dollar 530,000	United States Dollar 407,835	(318)
8/03/07	Peruvian New Sol 2,300,000	United States Dollar 726,928	829
9/04/07	Peruvian New Sol 2,300,000	United States Dollar 728,771	(231)
8/13/07	Philippine Peso 59,000,000	United States Dollar 1,282,776	17,767
8/02/07	Polish Zloty 7,700,000	United States Dollar 2,755,412	26,430
8/06/07	Polish Zloty 6,300,000	Euro 1,679,597	(23,181)
9/04/07	Polish Zloty 7,700,000	United States Dollar 2,786,876	(3,053)
8/06/07	Romanian Leu 3,175,000	Euro 997,643	9,157
8/02/07	Russian Ruble 23,200,000	United States Dollar 902,373	5,313
9/04/07	Russian Ruble 23,200,000	United States Dollar 909,929	(1,087)
8/24/07	Serbian Dinar 26,000,000	Euro 318,901	8,004
8/02/07	Slovakia Koruna 34,000,000	United States Dollar 1,358,533	36,388
9/04/07	Slovakia Koruna 34,000,000	United States Dollar 1,396,878	(582)

8/03/07	South African Rand 24,885,000	United States Dollar 3,636,510	$ (133,589)
8/06/07	Turkish Lira 4,385,408	United States Dollar 3,501,243	(74,536)
8/20/07	Turkish Lira 435,000	United States Dollar 336,453	1,805
			$ 255,058

Credit Default Swaps

The Portfolio has entered into credit default swaps whereby the Portfolio is buying or selling protection against default exposing the Portfolio to risks associated with changes in credit spreads of the underlying instrument.

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	Turkey (Republic of)	Buy	$ 1,057	1.45%	7/20/12	$ 23,867
Lehman Brothers, Inc.	CDX.EM.7 Index*	Buy	2,000	1.25	6/20/12	61,246
						$ 85,113

*                    CDX.EM.7 Index is composed of sovereign issuers from (i) Latin America; (ii) Eastern Europe, the Middle East and Africa; and (iii) Asia as determined by Markit Partners.

At July 31, 2007, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments at July 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$ 50,315,746
Gross unrealized appreciation	$ 145,268
Gross unrealized depreciation	(230,310)
Net unrealized depreciation	$ (85,042)

The net unrealized appreciation on foreign currency, swap and forward contracts at July 31, 2007 on a federal income tax basis was $315,614.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Income Portfolio

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	September 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	September 21, 2007

By:	/s/Dan A. Maalouly
Dan A Maalouly
Treasurer

Date:	September 21, 2007